Assets Held for Sale (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	May 09, 2016	Mar. 31, 2017	Apr. 24, 2016	Oct. 25, 2015	Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015
Assets Held For Sale
Purchase price					$ 135,944	$ 110,149	[1]
Goodwill impairment charge					$ 0	991		$ 0
Clougherty Packing, LLC and with PFFJ, LLC | Assets Held For Sale
Assets held for sale
Current assets						80,861
Goodwill						12,703
Intangibles						14,321
Property, plant and equipment						74,812
Total assets held for sale						182,697
Liabilities held for sale
Total current liabilities held for sale						$ 44,066
Clougherty Packing, LLC and with PFFJ, LLC | Assets Sold
Assets Held For Sale
Purchase price		$ 145,000
Portion of DCB | Assets Held For Sale
Assets Held For Sale
Net sales								256,000
Assets held for sale
Current assets				$ 26,057				26,057
Goodwill				51,811				51,811
Intangibles				5,389				5,389
Property, plant and equipment				31,678				31,678
Total assets held for sale				114,935				114,935
Liabilities held for sale
Total current liabilities held for sale				3,191				$ 3,191
Portion of DCB | Assets Sold
Assets Held For Sale
Purchase price	$ 110,100
Goodwill impairment charge			$ 1,000
Significant Other Observable Inputs (Level 2) | Portion of DCB | Assets Held For Sale
Assets Held For Sale
Goodwill impairment charge				$ 21,500

[1]	Fiscal 2016 included 53 weeks